Prepaid Expenses and Other Current Assets (Details)	1 Months Ended	6 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Prepaid Expenses and Other Current Assets [Line Items]
Advance supplier, percentage		24.00%
Forecast [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Advance supplier, percentage	20.00%